Income Tax (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.34%	4.30%
Prior year true-up	0.25%	(5.23%)
Change in valuation allowance	(48.74%)	55.41%
Income tax provision	(23.15%)	75.48%